Investment in securities - Amortized Cost, Carrying Amount and Fair Value (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity securities
Amortized cost	$ 724,000	$ 724,000
Gross unrealized gains	0	0
Gross unrealized losses	(488,000)	(502,000)
Fair value	236,000	222,000
Available-for-sale
Available-for-sale, amortized cost	2,209,078,000	3,495,564,000
Gross unrealized gains	14,000	31,163,000
Gross unrealized losses	(220,227,000)	(52,997,000)
Available-for-sale investments	1,988,865,000	3,473,730,000
Held-to-maturity
Amortized cost	3,738,080,000	2,763,344,000
Gross unrealized gains	0	57,497,000
Gross unrealized losses	(540,572,000)	(34,729,000)
Held-to-maturity, fair value	3,197,508,000	2,786,112,000
Non-credit impairments recognized in accumulated other comprehensive loss, held-to-maturity investments	0	0	$ 0
Mutual funds
Equity securities
Amortized cost	724,000	724,000
Gross unrealized gains	0	0
Gross unrealized losses	(488,000)	(502,000)
Fair value	236,000	222,000
US government and federal agencies
Available-for-sale
Available-for-sale, amortized cost	1,919,285,000	3,163,964,000
Gross unrealized gains	14,000	30,945,000
Gross unrealized losses	(206,523,000)	(51,285,000)
Available-for-sale investments	1,712,776,000	3,143,624,000
Held-to-maturity
Amortized cost	3,738,080,000	2,763,344,000
Gross unrealized gains	0	57,497,000
Gross unrealized losses	(540,572,000)	(34,729,000)
Held-to-maturity, fair value	3,197,508,000	2,786,112,000
Non-US governments debt securities
Available-for-sale
Available-for-sale, amortized cost	262,892,000	291,119,000
Gross unrealized gains	0	0
Gross unrealized losses	(11,429,000)	(1,526,000)
Available-for-sale investments	251,463,000	289,593,000
Asset-backed securities - Student loans
Available-for-sale
Available-for-sale, amortized cost	5,640,000	13,290,000
Gross unrealized gains	0	0
Gross unrealized losses	(14,000)	(116,000)
Available-for-sale investments	5,626,000	13,174,000
Residential mortgage-backed securities
Available-for-sale
Available-for-sale, amortized cost	21,261,000	27,191,000
Gross unrealized gains	0	218,000
Gross unrealized losses	(2,261,000)	(70,000)
Available-for-sale investments	$ 19,000,000	$ 27,339,000